Note 9 - Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 8 - STOCKHOLDERS' EQUITY

Preferred Stock

The Company is authorized to issue 10,000,000 shares of noncumulative, non-voting, nonconvertible preferred stock, $0.001 par value per share. At March 31, 2015 and December 31, 2014, no shares of preferred stock were outstanding.

Common Stock

On November 20, 2012, stockholders of the Company approved to increase the authorized shares of common stock from 120,000,000 to 200,000,000 shares, $0.001 par value per share. At March 31, 2015 and December 31, 2014, 95,450,047 and 95,054,552 shares were issued and outstanding, respectively.

During the three months ended March 31, 2015, the Company issued a total of 145,495 shares of common stock valued at $107,251 to directors and consultants as payments of fees.

During the three months ended March 31, 2015, the Company issued a total of 250,000 shares of restricted stock valued at $165,000 to directors as part of the annual grant process. These shares vest 50% at the first anniversary of the grant date and 50% at the second anniversary of the grant date and will not be counted in the basic earnings per share calculation until they vest.

NOTE 9 – STOCKHOLDERS’ EQUITY

Preferred Stock

2014

During 2014 the Company issued a total of 408,539 shares of common stock valued at $327,269 to directors and consultants as payments of fees.

2013

During 2013 the Company issued a total of 269,812 shares of common stock valued at $316,475 to directors and consultants as payments of fees. In addition, on January 23, 2013 the Company sold, in a privately negotiated transaction, 3,756,757 shares of its common stock at $1.48 per share for gross proceeds of $5,560,000. No broker was used and no commission was paid as part of this transaction.

2012

During the year ended December 31, 2012, the Company issued a total of 103,574 shares of common stock to directors and consultants as payment of fees. The value of the restricted shares was recorded at $151,059. During the year ended December 31, 2012, warrant holders received 106,774 shares of the Company’s common stock through cashless exercises. During the year ended December 31, 2012 option holders received 39,685 shares of the Company’s common stock through a cashless exercise. Also during the year ended December 31, 2012 the Company sold a total of 1,250,000 shares of common stock priced at $1.30 per share, at the then current share price.